Schedule of Investments (unaudited)
February 28, 2022
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 8.1%
AGL Energy Ltd.	369,120	$ 2,019,500
Alumina Ltd.	752,949	1,088,003
AMP Ltd.(a)	79,040	54,435
Ansell Ltd.	1,192	22,335
Aristocrat Leisure Ltd.	169,759	4,656,491
Atlas Arteria Ltd.	5,351	25,444
Aurizon Holdings Ltd.	820,256	2,092,402
Australia & New Zealand Banking Group Ltd.	9,028	170,917
BHP Group Ltd.	503,707	17,199,670
BlueScope Steel Ltd.	12,330	182,581
Brambles Ltd.	98,227	707,502
Charter Hall Group	13,550	165,709
Coles Group Ltd.	79,971	1,011,721
Commonwealth Bank of Australia	55,525	3,767,011
CSL Ltd.	34,762	6,609,094
Evolution Mining Ltd.	112,729	348,580
Flight Centre Travel Group Ltd.(a)	2,604	33,477
Glencore PLC	464,310	2,730,147
Goodman Group	173,145	2,801,428
Harvey Norman Holdings Ltd.	58,587	223,878
Iluka Resources Ltd.	6,608	51,992
Insignia Financial Ltd.	101,982	284,462
JB Hi-Fi Ltd.	33,978	1,222,181
Macquarie Group Ltd.	7,005	921,882
Medibank Pvt Ltd.	2,760,835	6,367,902
Metcash Ltd.	20,520	61,571
Mirvac Group	693,083	1,292,541
Newcrest Mining Ltd.	107,660	1,997,180
Northern Star Resources Ltd.	76,835	572,651
Orora Ltd.	27,141	73,469
OZ Minerals Ltd.	5,886	110,031
Pilbara Minerals Ltd.(a)	80,088	160,835
QBE Insurance Group Ltd.	177,923	1,484,772
REA Group Ltd.	66,698	6,428,962
Rio Tinto Ltd.	42,184	3,637,825
Rio Tinto PLC	42,718	3,340,207
Rocketboots Ltd.(a)	32,815	3,337
Santos Ltd.	213,587	1,137,530
Scentre Group	2,236,753	4,969,178
Sonic Healthcare Ltd.	13,937	355,639
South32 Ltd.	766,685	2,691,076
Stockland	399,009	1,207,359
Treasury Wine Estates Ltd.	7,809	65,870
Wesfarmers Ltd.	2,803	98,301
Westpac Banking Corp.	115,171	1,903,346
WiseTech Global Ltd.	50,955	1,631,377
Woodside Petroleum Ltd.	37,820	790,297
Worley Ltd.	62,373	544,601
		89,316,699
Austria — 0.7%
ams-OSRAM AG(a)	14,033	218,375
ANDRITZ AG	25,219	1,130,548
BAWAG Group AG(b)	34,248	1,849,046
Erste Group Bank AG	90,649	3,222,285
Raiffeisen Bank International AG	79,101	1,288,945
		7,709,199
Belgium — 0.6%
Anheuser-Busch InBev SA/NV	12,410	765,794
Groupe Bruxelles Lambert SA	30,781	3,196,187
Security	Shares	Value
Belgium (continued)
Solvay SA	22,363	$ 2,493,935
Warehouses De Pauw CVA	15,478	608,520
		7,064,436
China — 0.1%
Budweiser Brewing Co. APAC Ltd.(b)	128,200	397,929
SITC International Holdings Co. Ltd.	27,000	111,326
Wilmar International Ltd.	35,600	115,701
		624,956
Denmark — 1.8%
AP Moller - Maersk A/S, Class B	730	2,309,364
Carlsberg AS, Class B	11,693	1,714,774
Coloplast A/S, Class B	5,715	859,754
Demant A/S(a)	1,025	43,317
Genmab A/S(a)	4,850	1,630,068
H Lundbeck A/S	5,221	126,693
ISS A/S(a)	1,691	30,867
Jyske Bank A/S, Registered Shares(a)	556	30,143
Novo Nordisk A/S, Class B	122,594	12,686,452
Novozymes A/S, B Shares	6,119	401,606
		19,833,038
Finland — 2.1%
Kesko Oyj, B Shares	69,441	2,043,629
Kone Oyj, Class B	127,722	7,453,041
Neste Oyj	44,593	1,738,889
Nokia Oyj(a)	920,245	4,976,079
Nokian Renkaat Oyj	2,414	45,498
Nordea Bank Abp	645,965	7,146,654
		23,403,790
France — 11.5%
Air Liquide SA	40,406	6,711,646
Airbus SE(a)	427	54,519
ALD SA(b)	19	265
Amundi SA(b)	32,342	2,243,109
Arkema SA	1,742	231,019
Atos SE	10,102	358,908
AXA SA	140,378	3,798,296
BioMerieux	973	106,944
BNP Paribas SA	635	36,846
Capgemini SE	31,578	6,610,211
Carrefour SA	115,741	2,326,888
Credit Agricole SA	97,171	1,237,798
Dassault Systemes SE	54,680	2,637,560
Electricite de France SA	441,479	3,991,205
Engie SA	791,083	12,603,898
Eurazeo SE	886	68,435
Hermes International	4,642	6,401,492
ICADE	327	20,192
Kering SA	12,605	8,743,255
Klepierre SA	65,610	1,875,434
Legrand SA	13,596	1,282,649
L’Oreal SA	40,653	16,071,119
LVMH Moet Hennessy Louis Vuitton SE	13,491	9,914,605
Pernod Ricard SA	16,908	3,691,024
Publicis Groupe SA	10,434	692,460
Remy Cointreau SA	873	168,011
Renault SA(a)	13,260	415,542
Rexel SA	400,190	8,807,317
Rubis SCA	131,742	4,101,441
Safran SA	735	93,453
Sanofi	19,430	2,031,068
Sartorius Stedim Biotech	2,451	939,887

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Société Générale SA	191,346	$ 5,410,796
Teleperformance	8,912	3,306,909
Thales SA	580	66,307
TotalEnergies SE	110,490	5,628,942
Unibail-Rodamco-Westfield(a)(c)	13,550	1,032,860
Vinci SA	27,543	2,887,924
Wendel SE	771	78,271
		126,678,505
Germany — 8.6%
Allianz SE, Registered Shares	59,274	13,361,399
Aurubis AG	333	38,963
Bayer AG, Registered Shares	91,001	5,256,490
Bayerische Motoren Werke AG	55,585	5,353,239
Bayerische Motoren Werke AG, Preference Shares	1,081	87,418
Commerzbank AG(a)	5,155	43,081
Covestro AG(b)	6,816	360,469
Deutsche Boerse AG	34,595	5,888,859
Deutsche Post AG, Registered Shares	215,211	10,816,983
Deutsche Telekom AG, Registered Shares	142,708	2,557,996
DWS Group GmbH & Co. KGaA(b)	35,358	1,284,689
Evonik Industries AG	242,682	7,305,127
Fraport AG Frankfurt Airport Services Worldwide(a)	1,160	78,560
Freenet AG	21,892	582,970
FUCHS PETROLUB SE, Preference Shares	8,630	340,978
Gerresheimer AG(c)	18,932	1,361,126
Henkel AG & Co. KGaA, Preference Shares	4,012	318,423
HOCHTIEF AG	7,658	516,487
Infineon Technologies AG	5,507	186,334
K+S AG, Registered Shares(a)	3,354	86,037
LEG Immobilien AG	211	27,133
Mercedes-Benz Group AG(c)	26,084	2,037,670
Merck KGaA	691	137,058
MTU Aero Engines AG	7,014	1,679,055
SAP SE	112,123	12,647,927
Sartorius AG, Preference Shares	5,744	2,536,053
Scout24 AG(b)	91,989	5,365,754
Siemens AG, Registered Shares	74,530	10,499,969
Symrise AG	5,492	653,255
Telefonica Deutschland Holding AG	159,072	434,083
thyssenkrupp AG(a)	9,225	97,801
Volkswagen AG, Preference Shares	3,207	630,425
Wacker Chemie AG	9,466	1,466,568
		94,038,379
Hong Kong — 2.6%
AIA Group Ltd.	1,502,600	15,602,765
ASM Pacific Technology Ltd.	59,100	648,387
CK Asset Holdings Ltd.	183,000	1,155,836
Dah Sing Financial Holdings Ltd.	17,600	56,996
Haitong International Securities Group Ltd.	147,000	32,321
Hang Seng Bank Ltd.	1,700	31,350
Hysan Development Co. Ltd.	57,000	167,763
Jardine Matheson Holdings Ltd.(c)	14,600	868,700
Kerry Properties Ltd.	450,500	1,234,454
Link REIT	26,300	212,525
New World Development Co. Ltd.	71,000	283,975
NWS Holdings Ltd.	164,000	161,307
PCCW Ltd.	128,000	71,609
Sun Hung Kai Properties Ltd.	41,500	482,470
Swire Properties Ltd.	813,800	2,116,302
Security	Shares	Value
Hong Kong (continued)
Techtronic Industries Co. Ltd.	309,000	$ 5,177,623
WH Group Ltd.(b)	1,035,500	723,168
		29,027,551
India — 0.0%
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	252,288
Ireland — 0.2%
AIB Group PLC(a)	27,038	71,334
Bank of Ireland Group PLC(a)	3,753	24,902
CRH PLC	3,199	145,421
Kerry Group PLC, Class A	6,041	719,720
Kingspan Group PLC	15,338	1,497,944
Smurfit Kappa Group PLC	5,139	256,653
		2,715,974
Israel — 1.3%
Bank Hapoalim BM	447,709	4,745,041
Israel Discount Bank Ltd., Class A	355,718	2,345,660
Mizrahi Tefahot Bank Ltd.	10,078	393,842
Nice Ltd.(a)	14,847	3,358,512
Teva Pharmaceutical Industries Ltd.(a)	367,360	2,993,015
		13,836,070
Italy — 2.2%
Assicurazioni Generali SpA	32,709	646,881
Banca Generali SpA	22,391	825,312
Banca Mediolanum SpA	141,300	1,157,981
Banco BPM SpA	60,746	208,434
BPER Banca	763,151	1,525,178
Davide Campari-Milano NV	10,316	112,267
Enel SpA	309,281	2,279,075
Eni SpA	5,718	88,942
Hera SpA	137,672	533,826
Intesa Sanpaolo SpA	2,289,963	5,853,896
Italgas SpA	214,326	1,383,478
Mediobanca Banca di Credito Finanziario SpA	535,946	5,581,469
MFE-MediaForEurope NV, Class A(a)	11	10
MFE-MediaForEurope NV, Class B	11	13
Moncler SpA	3,208	192,641
Pirelli & C SpA(b)	90,889	501,473
PRADA SpA	22,100	137,867
Reply SpA	1,913	311,927
UniCredit SpA	179,348	2,265,977
UnipolSai Assicurazioni SpA	60,108	162,910
		23,769,557
Japan — 20.6%
Advantest Corp.	45,400	3,648,565
Air Water, Inc.	8,800	128,116
Amada Co. Ltd.	253,400	2,245,319
Anritsu Corp.	3,100	43,550
Aozora Bank Ltd.	13,100	294,963
Asahi Kasei Corp.	267,800	2,513,257
Astellas Pharma, Inc.	15,700	261,942
Benesse Holdings, Inc.	29,800	606,976
Bridgestone Corp.	198,800	8,186,773
Calbee, Inc.	39,800	894,932
Canon, Inc.	63,190	1,487,048
Casio Computer Co. Ltd.	185,700	2,175,737
Chubu Electric Power Co., Inc.	8,300	82,906
Chugai Pharmaceutical Co. Ltd.	48,700	1,615,557
Chugoku Electric Power Co., Inc.	21,500	168,302
Daifuku Co. Ltd.	5,700	412,263

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Daiichi Sankyo Co. Ltd.	97,100	$ 2,368,794
Daikin Industries Ltd.	23,000	4,250,507
Daito Trust Construction Co. Ltd.	18,900	2,091,093
Daiwa House Industry Co. Ltd.	9,100	258,079
DMG Mori Co. Ltd.	50,900	711,040
Ebara Corp.	1,300	67,849
Eisai Co. Ltd.	61,200	3,036,426
FANUC Corp.	4,100	753,179
Fast Retailing Co. Ltd.	2,200	1,186,701
Fuji Oil Holdings, Inc.	37,800	733,309
FUJIFILM Holdings Corp.	33,700	2,142,112
Fujitsu Ltd.	500	72,642
Hamamatsu Photonics KK	600	30,403
Hikari Tsushin, Inc.	4,600	571,610
Hisamitsu Pharmaceutical Co., Inc.	10,700	341,912
Hitachi Ltd.	900	44,507
Honda Motor Co. Ltd.	37,500	1,139,284
Hoya Corp.	42,200	5,497,338
Hulic Co. Ltd.	59,000	537,493
Inpex Corp.	291,300	3,002,580
Isuzu Motors Ltd.	9,600	129,836
ITOCHU Corp.	145,100	4,728,607
Itochu Techno-Solutions Corp.	2,100	54,439
Japan Post Bank Co. Ltd.	32,500	285,166
Japan Post Holdings Co. Ltd.	1,233,500	10,195,745
Japan Tobacco, Inc.	573,700	10,551,014
Kao Corp.	67,800	3,169,440
Keyence Corp.	14,500	6,858,513
Komatsu Ltd.	40,700	936,260
Konica Minolta, Inc.	17,800	75,411
Kuraray Co. Ltd.	71,900	674,897
Kyocera Corp.	900	51,798
Lawson, Inc.	600	25,017
Lion Corp.	80,800	1,059,059
Mani, Inc.	3,100	43,861
Mitsubishi Corp.	12,700	427,021
Mitsubishi Electric Corp.	17,200	208,043
Mitsubishi Materials Corp.	22,400	403,184
Mitsubishi Motors Corp.(a)	41,000	107,597
Mitsubishi UFJ Financial Group, Inc.	38,700	237,579
Mitsui Mining & Smelting Co. Ltd.	3,600	105,418
Mizuho Financial Group, Inc.	6,300	83,029
MS&AD Insurance Group Holdings, Inc.	150,700	5,099,194
Murata Manufacturing Co. Ltd.	45,200	3,072,026
NEC Corp.	100,000	4,326,563
NET One Systems Co. Ltd.	34,900	858,665
Nexon Co. Ltd.	37,300	814,906
NGK Spark Plug Co. Ltd.	23,200	418,079
Nikon Corp.	16,000	167,245
Nippon Telegraph & Telephone Corp.	47,700	1,370,940
Nissan Motor Co. Ltd.(a)	31,100	148,322
Nissin Foods Holdings Co. Ltd.	600	47,938
Nitto Denko Corp.	1,700	124,063
Nomura Real Estate Holdings, Inc.	7,300	181,760
Obic Co. Ltd.	6,800	1,093,671
Olympus Corp.	243,500	4,945,601
Omron Corp.	39,200	2,667,502
Otsuka Holdings Co. Ltd.	17,600	606,746
Rakus Co. Ltd.	8,900	147,605
Recruit Holdings Co. Ltd.	117,300	4,951,255
Relo Group, Inc.	6,000	90,306
Ricoh Co. Ltd.	48,200	411,185
Security	Shares	Value
Japan (continued)
Rohm Co. Ltd.	600	$ 47,852
Santen Pharmaceutical Co. Ltd.	34,800	396,620
Secom Co. Ltd.	22,500	1,652,544
Seiko Epson Corp.	20,900	321,451
Sekisui House Ltd.	241,300	4,919,649
Shin-Etsu Chemical Co. Ltd.	37,600	5,872,673
SoftBank Corp.	191,300	2,416,958
SoftBank Group Corp.	80,400	3,608,033
Sony Group Corp.	31,700	3,238,859
Subaru Corp.	141,000	2,312,514
Sumitomo Chemical Co. Ltd.	2,219,200	10,594,973
Sumitomo Corp.	465,200	7,590,022
Sumitomo Heavy Industries Ltd.	1,900	46,038
Sumitomo Mitsui Financial Group, Inc.	370,100	13,124,590
Sumitomo Rubber Industries Ltd.	57,600	557,349
Sundrug Co. Ltd.	27,300	743,159
Suntory Beverage & Food Ltd.	28,600	1,139,684
Suzuki Motor Corp.	19,600	780,432
Taiheiyo Cement Corp.	9,900	190,361
TDK Corp.	12,300	497,820
Teijin Ltd.	19,600	235,786
Terumo Corp.	146,900	4,771,074
Toho Gas Co. Ltd.	1,400	37,445
Tohoku Electric Power Co., Inc.	5,500	35,714
Tokio Marine Holdings, Inc.	78,200	4,449,663
Tokyo Electron Ltd.	24,000	11,778,664
Tokyo Gas Co. Ltd.	131,500	2,678,435
Toray Industries, Inc.	5,600	31,935
Toshiba Corp.	27,300	1,088,446
Tosoh Corp.	1,800	27,933
Toyota Motor Corp.	234,700	4,294,116
Trend Micro, Inc.	29,700	1,659,237
Unicharm Corp.	142,000	5,352,575
Yamada Holdings Co. Ltd.	689,400	2,393,630
Yamaha Motor Co. Ltd.	50,400	1,132,973
		225,576,777
Luxembourg — 0.2%
RTL Group SA	34,168	1,903,908
SES SA	9	71
		1,903,979
Mexico — 0.0%
Fresnillo PLC	2,785	26,567
Netherlands — 5.7%
Adyen NV(a)(b)	226	471,046
Argenx SE(a)	1,151	333,264
ASML Holding NV	26,292	17,589,981
ASR Nederland NV	78,122	3,376,510
Heineken NV	3,322	336,979
IMCD NV	6,130	995,766
JDE Peet’s NV	9,031	296,481
Koninklijke Ahold Delhaize NV	290,725	8,943,357
Koninklijke Vopak NV	20,560	761,901
OCI NV(a)	3,392	96,151
PostNL NV	245,189	985,779
Randstad NV	84,507	5,759,043
Shell PLC	578,273	15,249,520
Wolters Kluwer NV	75,512	7,693,905
		62,889,683
New Zealand — 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	166,058	3,120,564

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
New Zealand (continued)
Meridian Energy Ltd.	15,853	$ 53,822
Spark New Zealand Ltd.	281,599	864,594
		4,038,980
Norway — 1.1%
Aker BP ASA	14,130	442,560
DNB Bank ASA	4,388	98,240
Equinor ASA	326,178	10,253,576
Gjensidige Forsikring ASA	12,198	301,713
Norsk Hydro ASA	27,141	257,734
Orkla ASA	27,472	257,340
Schibsted ASA, Class A	7,151	205,505
		11,816,668
Portugal — 0.2%
Jeronimo Martins SGPS SA	105,529	2,300,712
Singapore — 1.8%
Ascendas Real Estate Investment Trust(c)	144,000	295,264
City Developments Ltd.(c)	57,700	305,320
DBS Group Holdings Ltd.	63,900	1,606,456
Jardine Cycle & Carriage Ltd.	331,700	5,357,160
Mapletree Commercial Trust(c)	373,300	500,605
Mapletree Logistics Trust(c)	58,300	75,798
Oversea-Chinese Banking Corp. Ltd.	226,200	1,960,119
Singapore Telecommunications Ltd.	4,064,100	7,623,355
Suntec Real Estate Investment Trust(c)	74,200	89,159
United Overseas Bank Ltd.	78,900	1,753,583
		19,566,819
South Africa — 0.5%
Anglo American PLC	103,649	5,261,404
Spain — 2.3%
Acciona SA	13,111	2,240,591
Banco Bilbao Vizcaya Argentaria SA	494,263	2,932,822
Banco de Sabadell SA(a)	1,342,681	1,160,983
Banco Santander SA	2,030,185	6,760,553
Bankinter SA	150,647	855,425
Fluidra SA	36,811	1,114,835
Grifols SA	17,152	325,204
Iberdrola SA	10,462	118,698
Industria de Diseno Textil SA	298,007	7,773,744
Mediaset Espana Comunicacion SA(a)	24	123
Repsol SA	112,338	1,457,703
Telefonica SA	7,338	35,047
		24,775,728
Sweden — 3.8%
Atlas Copco AB, A Shares	88,955	4,561,979
Atlas Copco AB, B Shares	37,793	1,707,685
Boliden AB	647	28,779
Elekta AB, B Shares	142,175	1,229,960
Essity AB, Class B	29,723	764,949
Indutrade AB	14,719	325,605
Investor AB, B Shares	248,964	5,069,523
L E Lundbergforetagen AB, B Shares	12,694	612,959
Lundin Energy AB	54,816	2,022,660
Saab AB, Class B	171,199	5,133,162
Sagax AB, Class B	20,633	561,041
Svenska Handelsbanken AB, A Shares	95,699	909,792
Swedish Match AB	1,363,287	9,910,747
Tele2 AB, B Shares	107,709	1,427,270
Telefonaktiebolaget LM Ericsson, B Shares	829,296	7,631,097
		41,897,208
Security	Shares	Value
Switzerland — 8.8%
ABB Ltd., Registered Shares	368,662	$ 12,458,162
Adecco Group AG, Registered Shares	9,056	427,703
Baloise Holding AG, Registered Shares	2,180	365,679
Banque Cantonale Vaudoise, Registered Shares	7,168	613,627
Cie Financiere Richemont SA, Registered Shares	41,538	5,562,210
Credit Suisse Group AG, Registered Shares	10,351	86,711
DKSH Holding AG	847	71,939
Dufry AG, Registered Shares(a)	863	40,308
Flughafen Zurich AG, Registered Shares(a)	152	27,348
Givaudan SA, Registered Shares	2,151	8,981,299
IWG PLC(a)	56,809	213,025
Julius Baer Group Ltd.	1,418	83,033
Lonza Group AG, Registered Shares	224	154,986
Medmix AG(a)(b)	2	74
Nestlé SA, Registered Shares	150,035	19,548,922
Novartis AG, Registered Shares	261,815	23,011,303
Partners Group Holding AG	708	957,067
PSP Swiss Property AG, Registered Shares	5,473	707,582
Roche Holding AG	34,737	13,156,070
Roche Holding AG	1,548	646,150
Sika AG, Registered Shares	8,543	2,834,866
Stadler Rail AG	1,111	42,884
Straumann Holding AG, Registered Shares	45	71,481
Sulzer AG, Registered Shares	2	168
Swatch Group AG	10,543	3,242,145
Swiss Re AG	3,431	327,852
Tecan Group AG, Registered Shares	1,068	462,289
Temenos AG, Registered Shares	2,627	264,051
UBS Group AG, Registered Shares	3,017	55,503
VAT Group AG(b)	642	242,609
Zurich Insurance Group AG	4,409	2,023,714
		96,680,760
United Kingdom — 10.9%
Ashtead Group PLC	146,726	9,534,529
Associated British Foods PLC	105,306	2,694,347
AstraZeneca PLC	103,720	12,606,788
Aviva PLC	57,747	323,578
Barclays PLC	21,360	52,195
Bellway PLC	17,527	674,168
BP PLC	2,028,235	9,885,853
British American Tobacco PLC	367,086	16,088,246
BT Group PLC	92,048	229,669
CK Hutchison Holdings Ltd.	116,500	816,789
Close Brothers Group PLC	15	234
Croda International PLC	5,164	516,911
Diageo PLC	237,742	11,778,296
Direct Line Insurance Group PLC	194,648	772,255
Dunelm Group PLC	24	387
Experian PLC	115,018	4,493,116
Future PLC	9,958	352,364
GlaxoSmithKline PLC	120,483	2,512,568
Greggs PLC	18,540	637,487
Hargreaves Lansdown PLC	3,473	52,638
HomeServe PLC	150,091	1,355,414
HSBC Holdings PLC	123,856	859,843
IG Group Holdings PLC	52,158	545,075
IMI PLC	34,631	678,427
Imperial Brands PLC	97,686	2,136,027
International Consolidated Airlines Group SA(a)(c)	251,212	493,103
Intertek Group PLC	1,698	121,886
ITV PLC(a)	1,440,142	2,121,830
J Sainsbury PLC	84,258	310,754

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	11,188,296	$ 7,210,927
Phoenix Group Holdings PLC	10,974	90,956
RELX PLC	114,614	3,490,340
Rightmove PLC	586,123	5,250,165
Rolls-Royce Holdings PLC(a)	483,277	666,662
Smiths Group PLC	156,483	3,192,343
Spectris PLC	3,983	149,651
Standard Chartered PLC	241,604	1,721,814
Subsea 7 SA	39	268
Taylor Wimpey PLC	327,835	657,567
Tesco PLC	749,403	2,903,156
Tritax Big Box REIT PLC	39,937	125,836
Unilever PLC	141,022	7,083,814
Unilever PLC	34,782	1,745,171
Whitbread PLC(a)	69,718	2,721,464
WPP PLC	12,061	169,637
		119,824,548
United States — 1.5%
Ferguson PLC	6,499	990,304
James Hardie Industries PLC	135,682	4,429,622
Schneider Electric SE	62,314	9,654,692
Stellantis NV	52,547	954,879
		16,029,497
Total Long-Term Investments — 97.6% (Cost: $1,013,252,447)		1,070,859,772
Security	Shares	Value
Short-Term Securities(f)(g)
Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	22,475,036	$ 22,475,036
SL Liquidity Series, LLC, Money Market Series, 0.18%(h)	3,465,086	3,465,086
Total Short-Term Securities — 2.4% (Cost: $25,940,356)		25,940,122
Total Investments — 100.0% (Cost: $1,039,192,803)		1,096,799,894
Other Assets Less Liabilities — 0.0%		527,278
Net Assets — 100.0%		$ 1,097,327,172
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $252,288, representing 0.0% of its net assets as of period end, and an original cost of $804,375.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 31,337,962	$ —	$ (8,862,926)(a)	$ —	$ —	$ 22,475,036	22,475,036	$ 1,030	$ —
SL Liquidity Series, LLC, Money Market Series	125,042	3,340,866(a)	—	(588)	(234)	3,465,086	3,465,085	21,712(b)	—
				$ (588)	$ (234)	$ 25,940,122		$ 22,742	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	197	03/18/22	$ 21,274	$ (1,046,017)

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage International Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ 3,337	$ 89,313,362	$ —	$ 89,316,699
Austria	—	7,709,199	—	7,709,199
Belgium	—	7,064,436	—	7,064,436
China	—	624,956	—	624,956
Denmark	—	19,833,038	—	19,833,038
Finland	—	23,403,790	—	23,403,790
France	—	126,678,505	—	126,678,505
Germany	—	94,038,379	—	94,038,379
Hong Kong	1,036,463	27,991,088	—	29,027,551
India	—	—	252,288	252,288
Ireland	—	2,715,974	—	2,715,974
Israel	—	13,836,070	—	13,836,070
Italy	137,877	23,631,680	—	23,769,557
Japan	—	225,576,777	—	225,576,777
Luxembourg	—	1,903,979	—	1,903,979
Mexico	—	26,567	—	26,567
Netherlands	—	62,889,683	—	62,889,683
New Zealand	—	4,038,980	—	4,038,980
Norway	—	11,816,668	—	11,816,668
Portugal	—	2,300,712	—	2,300,712
Singapore	—	19,566,819	—	19,566,819
South Africa	—	5,261,404	—	5,261,404
Spain	—	24,775,728	—	24,775,728
Sweden	—	41,897,208	—	41,897,208
Switzerland	42,884	96,637,876	—	96,680,760
United Kingdom	—	119,824,548	—	119,824,548
United States	—	16,029,497	—	16,029,497
Short-Term Securities
Money Market Funds	22,475,036	—	—	22,475,036
	$ 23,695,597	$ 1,069,386,923	$ 252,288	1,093,334,808
Investments valued at NAV(a)				3,465,086
				$ 1,096,799,894

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage International Fund
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$ (1,046,017)	$ —	$ —	$ (1,046,017)
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust